Amplify CWP Enhanced Dividend Income ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 90.1%	Shares	Value
Communication Services - 6.0%
Meta Platforms, Inc. - Class A	196,360	$114,970,743
Verizon Communications, Inc.	2,798,032	111,893,300
		226,864,043

Consumer Discretionary - 11.1%
Home Depot, Inc.	478,139	185,991,290
McDonald's Corp.	267,876	77,654,574
TJX Cos., Inc.	1,261,467	152,397,828
		416,043,692

Consumer Staples - 4.0%
Procter & Gamble Co.	885,450	148,445,693

Energy - 4.9%
Chevron Corp.	798,856	115,706,303
Marathon Petroleum Corp.	503,518	70,240,761
		185,947,064

Financials - 24.8%
American Express Co.	537,150	159,420,749
CME Group, Inc.	836,096	194,166,574
Goldman Sachs Group, Inc.	325,189	186,209,725
JPMorgan Chase & Co.	767,844	184,059,885
Visa, Inc. - Class A	668,812	211,371,344
		935,228,277

Health Care - 12.4%
Amgen, Inc.	701,956	182,957,812
Merck & Co., Inc.	760,837	75,688,065
UnitedHealth Group, Inc.	414,177	209,515,577
		468,161,454

Industrials - 12.6%
Caterpillar, Inc.	544,903	197,669,012
Honeywell International, Inc.	877,572	198,234,739
RTX Corp.	661,206	76,514,759
		472,418,510

Information Technology - 9.5%
International Business Machines Corp.	711,078	156,316,277
Microsoft Corp.	474,891	200,166,557
		356,482,834

Materials - 2.8%
Freeport-McMoRan, Inc.	2,752,954	104,832,488

Utilities - 2.0%
Duke Energy Corp.	713,706	76,894,684
TOTAL COMMON STOCKS (Cost $2,992,357,094)		3,391,318,739

AFFILIATED EXCHANGE TRADED FUNDS - 5.0%
Amplify Samsung SOFR ETF (a)(b)	1,889,510	189,366,692
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $189,557,628)		189,366,692

SHORT-TERM INVESTMENTS - 5.1%
Investments Purchased with Proceeds from Securities Lending - 0.0%(c)
First American Government Obligations Fund - Class X, 4.39% (d)	255,627	255,627

Money Market Funds - 5.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.42% (d)	190,203,929	190,203,929
TOTAL SHORT-TERM INVESTMENTS (Cost $190,459,556)		190,459,556

TOTAL INVESTMENTS - 100.2% (Cost $3,372,374,278)		3,771,144,987
Liabilities in Excess of Other Assets - (0.2)%		(5,948,475)
TOTAL NET ASSETS - 100.0%		$3,765,196,512
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $250,550 which represented 0.0% of net assets.
(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Security Name	Value at September 30, 2024	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2024	Ending Shares
Amplify Samsung SOFR ETF	178,493,023	12,009,287	(1,119,319)	1,774	(18,073)	2,176,111	189,366,692	1,889,510
	$178,493,023	$12,009,287	$(1,119,319)	$1,774	$(18,073)	$2,176,111	$189,366,692	1,889,510

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify CWP Enhanced Dividend Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,391,318,739	$–	$–	$3,391,318,739
Affiliated Exchange Traded Funds	189,366,692	–	–	189,366,692
Investments Purchased with Proceeds from Securities Lending	255,627	–	–	255,627
Money Market Funds	190,203,929	–	–	190,203,929
Total Investments	$3,771,144,987	$–	$–	$3,771,144,987

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of December 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.